                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number: ____
    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Honeywell International Inc.
Address:        P.O. Box 1219
                101 Columbia Road
                Morristown, New Jersey  07960
Form 13F File Number: 28-1879

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Edward T. Tokar
Title: Vice President - Investments of Honeywell International Inc. Phone (973) 455-5681
Signature, Place, and Date of Signing:

/s/Edward T. Tokar Morris Township, New Jersey May 10, 2002
------------------
Edward T. Tokar

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                  Name
NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      71

Form 13F Information Table Value Total:   $16,242,859
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name
1.         28-7176                   Allied Capital Management LLC

                                   13F REPORT
                                 MARCH 31, 2002
            NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL, INC.



COLUMN 1                        COLUMN 2        COLUMN 3  COLUMN 4       COLUMN 5
                                TITLE OF         CUSIP       VALUE        SHRS OR
NAME OF ISSUER                   CLASS           NUMBER    (x$1000)       PRN AMT   SH/PRN     PUT/CALL
-------------------------------------------------------------------------------------------------------
ALBERTSONS INC                    COM          013104104      7844        236,700      SH         N/A
AMERICAN INTL GROUP               COM          026874107      6493         90,000      SH         N/A
AMERICAN POWER CONVERSION         COM          029066107      6459        437,000      SH         N/A
AMSOUTH BANCORP                   COM          032165102      3077        140,000      SH         N/A
ANDREW CORP                       COM          034425108      3990        238,500      SH         N/A
APOGEE ENTERPRISES INC            COM          037598109         1            100      SH         N/A
BANK OF AMERICA                   COM          060505104      8639        127,000      SH         N/A
BECTON DICKINSON                  COM          075887109      6469        171,500      SH         N/A
CAREMARK RX INC                   COM          141705103      7215        370,000      SH         N/A
CENTRAL PARKING                   COM          154785109      3113        135,400      SH         N/A
CHEVRONTEXACO CORP                COM          166764100      7673         85,000      SH         N/A
CIGNA CORP                        COM          125509109      6590         65,000      SH         N/A
COMPUTER ASSOCIATES               COM          204912109      3601        164,500      SH         N/A
CONAGRA FOODS                     COM          205887102      7445        307,000      SH         N/A
CONOCO INC                        COM          208251504      2626         90,000      SH         N/A
CONSTELLATION BRANDS INC          CL A         21036P108      8865        161,300      SH         N/A
CONSTELLATION ENERGY GRP          COM          210371100      9101        295,000      SH         N/A
CONVERGYS                         COM          212485106      3844        130,000      SH         N/A
COUNTRYWIDE CR INDS INC           COM          222372104      7979        178,300      SH         N/A
DANA CORP                         COM          235811106      7287        339,400      SH         N/A
DEAN FOODS                        COM          242370104      7572        100,000      SH         N/A
FISHER SCIENTIFIC INTL INC        COM          338032204      6969        248,000      SH         N/A
FLOWSERVE CORP                    COM          34354P105      6053        189,100      SH         N/A
GALLAGHER ARTHUR J & CO           COM          363576109      7789        237,700      SH         N/A
GENERAL MOTORS                    COM          370442105      7254        120,000      SH         N/A
GEORGIA PACIFIC CORP              COM          373298108      3986        133,100      SH         N/A
HCA-HEALTHCARE CO                 COM          404119109      7273        165,000      SH         N/A
HERCULES INC                      COM          427056106      6856        515,100      SH         N/A
HEWLETT-PACKARD CO                COM          428236103      6907        385,000      SH         N/A
HONEYWELL INTL INC                COM          438516106     80520      2,104,000      SH         N/A
HOUSEHOLD INTL INC                COM          441815107      7378        129,900      SH         N/A
ITT INDS INC                      COM          450911102      7464        118,400      SH         N/A
IVAX                              COM          465823102      2087        130,000      SH         N/A
JP MORGAN CHASE                   COM          46625H100      6631        186,000      SH         N/A




COLUMN 1                        COLUMN 6   COLUMN 7                 COLUMN 8
                               INVESTMENT    OTHER              VOTING AUTHORITY
NAME OF ISSUER                 DISCRETION  MANAGERS           SOLE         SHARED      NONE
------------------------------------------------------------------------- ----------------------
ALBERTSONS INC                  DEFINED        1                236,700
AMERICAN INTL GROUP             DEFINED        1                 90,000
AMERICAN POWER CONVERSION       DEFINED        1                437,000
AMSOUTH BANCORP                 DEFINED        1                140,000
ANDREW CORP                     DEFINED        1                238,500
APOGEE ENTERPRISES INC          DEFINED        1                    100
BANK OF AMERICA                 DEFINED        1                127,000
BECTON DICKINSON                DEFINED        1                171,500
CAREMARK RX INC                 DEFINED        1                370,000
CENTRAL PARKING                 DEFINED        1                135,400
CHEVRONTEXACO CORP              DEFINED        1                 85,000
CIGNA CORP                      DEFINED        1                 65,000
COMPUTER ASSOCIATES             DEFINED        1                164,500
CONAGRA FOODS                   DEFINED        1                307,000
CONOCO INC                      DEFINED        1                 90,000
CONSTELLATION BRANDS INC        DEFINED        1                161,300
CONSTELLATION ENERGY GRP        DEFINED        1                295,000
CONVERGYS                       DEFINED        1                130,000
COUNTRYWIDE CR INDS INC         DEFINED        1                178,300
DANA CORP                       DEFINED        1                339,400
DEAN FOODS                      DEFINED        1                100,000
FISHER SCIENTIFIC INTL INC      DEFINED        1                248,000
FLOWSERVE CORP                  DEFINED        1                189,100
GALLAGHER ARTHUR J & CO         DEFINED        1                237,700
GENERAL MOTORS                  DEFINED        1                120,000
GEORGIA PACIFIC CORP            DEFINED        1                133,100
HCA-HEALTHCARE CO               DEFINED        1                165,000
HERCULES INC                    DEFINED        1                515,100
HEWLETT-PACKARD CO              DEFINED        1                385,000
HONEYWELL INTL INC              DEFINED        1              2,104,000
HOUSEHOLD INTL INC              DEFINED        1                129,900
ITT INDS INC                    DEFINED        1                118,400
IVAX                            DEFINED        1                130,000
JP MORGAN CHASE                 DEFINED        1                186,000





JEFFERSON PILOT                   COM          475070108      2995         59,800      SH         N/A
JOHNSON CTLS INC                  COM          478366107      7683         87,000      SH         N/A
KEY CORP                          COM          493267108      5330        200,000      SH         N/A
LOCKHEED MARTIN CORP              COM          539830109      8844        153,600      SH         N/A
MATTEL INC                        COM          577081102      8396        402,900      SH         N/A
MAVERICK TUBE                     COM          577914104      4617        282,900      SH         N/A
MAYTAG CORP                       COM          578592107      6443        145,600      SH         N/A
MBNA CORP                         COM          55262L100      8447        219,000      SH         N/A
MERCURY GENERAL CORP              COM          589400100      6863        147,600      SH         N/A
MS DEAN WITTER                    COM          617446448      4871         85,000      SH         N/A
MUTUAL RISK MGMT LTD              COM          628351108       433        509,400      SH         N/A
NEWELL RUBBERMAID                 COM          651229106      7140        223,400      SH         N/A
NORFOLK SOUTHERN CORP             COM          655844108      6868        286,900      SH         N/A
NORTHWESTERN CORP                 COM          668074107      3172        144,200      SH         N/A
ORBITAL SCIENCES                  COM          668074107        12          4,659      SH         N/A
PENTAIR INC                       COM          709631105      8068        179,400      SH         N/A
PHILLIPS PETRO                    COM          718507106      3768         60,000      SH         N/A
POLARIS INDUSTRIES                COM          731068102      5185         81,400      SH         N/A
POPULAR INC                       COM          733174106      4588        157,000      SH         N/A
RADIAN GROUP INC                  COM          750236101      7598        154,800      SH         N/A
ROYAL CARIBBEAN CRUISES LT        COM          V7780T103      6540        290,000      SH         N/A
SCHEIN HENRY INC                  COM          806407102      3295         74,800      SH         N/A
SCHERING-PLOUGH CORP              COM          806605101      7481        239,000      SH         N/A
SPRINT CORP                       COM          852061506      3859        375,000      SH         N/A
STORAGE TECHNOLOGY CORP           COM          862111200      5958        277,900      SH         N/A
SUPER VALU INC                    COM          868536103      6192        240,000      SH         N/A
SYBASE INC                        COM          871130100      5136        294,000      SH         N/A
TRANSOCEAN SEDCO                  COM          G90078109      6832        205,600      SH         N/A
TYCO INTL LTD NEW                 COM          902124106      3387        104,800      SH         N/A
TYSON FOODS INC                   COM          902494103      6864        550,000      SH         N/A
UNION PAC CORP                    COM          907818108      5841         94,000      SH         N/A
UST INC                           COM          902911106      8732        224,300      SH         N/A
VARIAN INC                        COM          922206107      5274        139,000      SH         N/A
WATERS CORP                       COM          941848103      3384        121,000      SH         N/A
WELLPOINT HEALTH NETWORKS INC     COM          94973H108      7793        122,400      SH         N/A
WESTERN DIGITAL CORP              COM          958102105      3660        587,400      SH         N/A
ZALE CORP NEW                     COM          988858106      7962        196,100      SH         N/A



JEFFERSON PILOT                 DEFINED        1                 59,800
JOHNSON CTLS INC                DEFINED        1                 87,000
KEY CORP                        DEFINED        1                200,000
LOCKHEED MARTIN CORP            DEFINED        1                153,600
MATTEL INC                      DEFINED        1                402,900
MAVERICK TUBE                   DEFINED        1                282,900
MAYTAG CORP                     DEFINED        1                145,600
MBNA CORP                       DEFINED        1                219,000
MERCURY GENERAL CORP            DEFINED        1                147,600
MS DEAN WITTER                  DEFINED        1                 85,000
MUTUAL RISK MGMT LTD            DEFINED        1                509,400
NEWELL RUBBERMAID               DEFINED        1                223,400
NORFOLK SOUTHERN CORP           DEFINED        1                286,900
NORTHWESTERN CORP               DEFINED        1                144,200
ORBITAL SCIENCES                DEFINED        1                  4,659
PENTAIR INC                     DEFINED        1                179,400
PHILLIPS PETRO                  DEFINED        1                 60,000
POLARIS INDUSTRIES              DEFINED        1                 81,400
POPULAR INC                     DEFINED        1                157,000
RADIAN GROUP INC                DEFINED        1                154,800
ROYAL CARIBBEAN CRUISES LT      DEFINED        1                290,000
SCHEIN HENRY INC                DEFINED        1                 74,800
SCHERING-PLOUGH CORP            DEFINED        1                239,000
SPRINT CORP                     DEFINED        1                375,000
STORAGE TECHNOLOGY CORP         DEFINED        1                277,900
SUPER VALU INC                  DEFINED        1                240,000
SYBASE INC                      DEFINED        1                294,000
TRANSOCEAN SEDCO                DEFINED        1                205,600
TYCO INTL LTD NEW               DEFINED        1                104,800
TYSON FOODS INC                 DEFINED        1                550,000
UNION PAC CORP                  DEFINED        1                 94,000
UST INC                         DEFINED        1                224,300
VARIAN INC                      DEFINED        1                139,000
WATERS CORP                     DEFINED        1                121,000
WELLPOINT HEALTH NETWORKS INC   DEFINED        1                122,400
WESTERN DIGITAL CORP            DEFINED        1                587,400
ZALE CORP NEW                   DEFINED        1                196,100
